Business Combinations - Summary of Acquisition-Related Costs (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [line items]
Acquisition- related costs	€ 20	€ 11	€ 2
Ash Grove Cement Company [member]
Disclosure of detailed information about business combination [line items]
Acquisition- related costs	13
Other acquisitions [member]
Disclosure of detailed information about business combination [line items]
Acquisition- related costs	€ 7	€ 11	€ 2